Collateral receivables and collateral payables - Collateral payables (Details)	Dec. 31, 2024 USD ($)
Collateral receivables and collateral payables
Collateral payables	$ 14,414,065
BTC
Collateral receivables and collateral payables
Collateral payables	2,289,055
USDC
Collateral receivables and collateral payables
Collateral payables	$ 12,125,010